Project debt	3 Months Ended
Mar. 31, 2022
Project debt [Abstract]
Project debt
Note 15. - Project debt
This note shows the project debt linked to the contracted concessional assets included in Note 6 of these Consolidated Condensed Interim Financial Statements.
Project debt is generally used to finance contracted assets, exclusively using as guarantee the assets and cash flows of the company or group of companies carrying out the activities financed. In addition, the cash of the Company´s projects include funds held to satisfy the customary requirements of certain non-recourse debt agreements and other restricted cash for an amount of $246 million as of March 31, 2022 ($254 million as of December 31, 2021).
The breakdown of project debt for both non-current and current liabilities as of March 31, 2022 and December 31, 2021 is as follows:

	Balance as of March 31,	Balance as of December 31,
	2022	2021
	($ in thousands)
Non-current	4,647,941	4,387,674
Current	389,066	648,519
Total Project debt	5,037,007	5,036,193

As of December 31, 2021, Kaxu total debt was presented as current in the Consolidated Condensed Interim Financial Statements of the Company, for an amount of $314 million, in accordance with International Accounting Standards 1 (“IAS 1”), “Presentation of Financial Statements”, as a result of the existence of a theoretical event of default under the Kaxu project finance agreement. As of March 31, 2022, the Company has again an unconditional right to defer the settlement of the debt for at least twelve months, and therefore the debt previously presented as current has been reclassified as non-current in accordance with the financing agreements (Note 1).

The repayment schedule for project debt in accordance with the financing arrangements as of March 31, 2022, is as follows and is consistent with the projected cash flows of the related projects:

Remainder of 2022
Interest payment	Nominal repayment	Between January and March 2023	Between April and December 2023	2024	2025	2026	Subsequent years	Total
($ in thousands)
57,015	302,466	29,584	329,085	367,936	495,038	410,293	3,045,590	5,037,007

The repayment schedule for project debt in accordance with the financing arrangements and assuming there would be no acceleration of the Kaxu debt repayment as of December 31, 2021, was as follows and was consistent with the projected cash flows of the related projects:

2022		2023	2024	2025	2026	Subsequent years	Total
Interest payment	Nominal repayment
18,017	317,388	355,956	369,528	498,712	411,514	3,065,078	5,036,193